THE TRAVELERS INSURANCE COMPANY
            THE TRAVELERS SEPARATE ACCOUNT TM FOR VARIABLE ANNUITIES

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES

                          TRAVELERS MARQUIS PORTFOLIOS

                        Supplement dated January 13, 2006

              To the Prospectus dated May 2, 2005 (as supplemented)


The Travelers Insurance Company and The Travelers Life and Annuity Company (each referred to as the "Company") have filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain Underlying Funds ("Existing Funds") and substitute new Underlying Funds ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an Underlying Fund under your Contract, such Replacement Fund will be added as an Underlying Fund on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitution is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2006.

The proposed substitutions and respective advisers and/or sub-advisers are:



EXISTING FUND AND CURRENT ADVISER                                     REPLACEMENT FUND AND SUB-ADVISER
(WITH CURRENT SUB-ADVISER AS NOTED)

------------------------------------------------------------          -----------------------------------------------
ALLIANCEBERNSTEIN LARGE CAP GROWTH PORTFOLIO                   ->     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
(Class B)                                                             (Class B)

Alliance Capital Management, L.P.                                     T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------         ------------------------------------------------
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO                  ->    LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Class B)                                                            (Class B)

Alliance Capital Management, L.P.                                    Lord, Abbett & Co. LLC
------------------------------------------------------------         ------------------------------------------------



------------------------------------------------------------          -----------------------------------------------
LORD ABBETT MID-CAP VALUE PORTFOLIO                            ->     LORD ABBETT MID CAP VALUE PORTFOLIO
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
VAN KAMPEN LIT-EMERGING GROWTH PORTFOLIO                       ->     JANUS AGGRESSIVE GROWTH PORTFOLIO
(Class II)                                                            (Class B)

Van Kampen Asset Management Inc.                                      Janus Capital Management LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
JANUS ASPEN SERIES GROWTH AND INCOME PORTFOLIO                ->      T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
(Service Shares)                                                      (Class B)

Janus Capital Management LLC                                          T. Rowe Price Associates Inc.
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LORD ABBETT GROWTH AND INCOME PORTFOLIO                        ->     LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Lord Abbett Series Fund, Inc.) (Class VC)                            (Class B)

Lord, Abbett & Co. LLC                                                Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
WELLS FARGO ADVANTAGE MULTI CAP VALUE FUND                     ->     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO
(Class B)                                                             (Class B)

Wells Fargo Funds Management, LLC                                     Harris Associates L.P.

(Wells Capital Management, Inc.)
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
MUTUAL SHARES SECURITIES FUND                                  ->     LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Class 2)                                                             (Class B)

Franklin Mutual Advisers, LLC                                         Lord, Abbett & Co. LLC
------------------------------------------------------------          -----------------------------------------------


------------------------------------------------------------          -----------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO                          ->     THIRD AVENUE SMALL CAP VALUE PORTFOLIO
(Class B)                                                             (Class B)

Lazard Asset Management LLC                                           Third Avenue Management LLC
------------------------------------------------------------          -----------------------------------------------


Please note that:

   o No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitution.

   o The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Fund unless you change your elections and transfer your Contract Value before the substitution takes place.

   o You may transfer amounts in your Contract among the Variable Funding Options and the fixed option as usual. The substitution itself will not be treated as a transfer for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

   o If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   o On the effective date of the substitution, your Contract Value in the Variable Funding Option will be the same as before the substitution. However, the number of units you receive in the Replacement Fund will be different from the number of units in your Existing Fund, due to the difference in unit values.

   o     There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.